Rio Tinto Limited parent company disclosures (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Financial Statements Prepared Under Australian Accounting Standards [Abstract]
Summary of financial statements

As at 31 December	2017 A$m	2016 A$m
Assets
Current assets	11,914	8,041
Non-current assets	7,954	10,758
Total assets	19,868	18,799

Liabilities
Current liabilities	(7,448)	(1,268)
Non-current liabilities	(35)	(4,814)
Total liabilities	(7,483)	(6,082)
Net assets	12,385	12,717

Shareholders’ equity
Share capital	3,893	4,004
Other reserves	420	413
Retained earnings	8,072	8,300
Total equity	12,385	12,717

Profit of the parent company	9,688	4,452

Total comprehensive income of the parent company	9,688	4,452